WESTERN ASSET TRUST, INC.

                          INTERNATIONAL SECURITIES PORTFOLIO

                                REPORT TO SHAREHOLDERS

                               FOR THE SIX MONTHS ENDED

                                  DECEMBER 31, 1995



                                                     February 28, 1996

Dear Shareholder:

         Enclosed are the mid-year financial statements for the Western Asset Trust International Securities Portfolio.

         As of December 31, 1995, assets have risen to approximately $220 million, with 22 shareholders.

         We are happy to report that the portfolio exceeded its no-dollar hedged benchmark, returning 7.8% vs. 7.7% for the period, though it lagged the broad domestic market by a modest amount.

         Please give us a call if you have any questions on the enclosed.



                                                     Sincerely,



                                                     W. Curtis Livingston
                                                     President

                                WESTERN ASSET TRUST, INC.
                          INTERNATIONAL SECURITIES PORTFOLIO
                                PORTFOLIO OF INVESTMENTS
                                    December 31, 1995
                                  (Amounts in Thousands)
                                       (Unaudited)

                                                                                      Principal
                                                                                      Amount              Value
LONG-TERM DEBT SECURITIES(A) - 91.8%
Australian Dollar - 1.5%
Government of Australia
     9.5%           8/15/03                                              AUD            4,000             $   3,213

British Pound - 8.7%
U.K. Treasury Stock
     7.25%          3/30/98                                              GBP            2,000                 3,164
     9.5%          10/25/04                                                             9,000                15,838
                                                                                                             19,002

Canadian Dollar - 3.4%
Government of Canada
     7.75%           9/1/99                                              CAD            4,650                 3,559
     6.5%            6/1/04                                                             5,500                 3,892
                                                                                                              7,451
Czech Koruna - 9.6%
ABN Amro Holding N.V.
     11%           12/15/97                                              CZK          149,000                 5,629
BV Finance Prague
     11%            10/2/97                                                           140,000                 5,287
Czech Electric Company
     14.375%        1/27/01                                                           250,000                10,027
                                                                                                             20,943

Danish Krone - 10.8%
Kingdom of Denmark
     9%            11/15/98                                              DKK           28,000                 5,493
     7%            12/15/04                                                           100,000                17,938
                                                                                                             23,431

Dutch Guilder - 5.2%
Kingdom of Netherlands
     8.25%          6/15/02                                              NLG           16,000                11,432

French Franc - 4.6%
Bons du Tresor a Taux Fixe et Interet Annuel
     7.25%          8/12/97                                              FRF            48,000                10,124

                                    WESTERN ASSET TRUST, INC.
                              INTERNATIONAL SECURITIES PORTFOLIO
                             PORTFOLIO OF INVESTMENTS - Continued
                                     (Amounts in Thousands)

                                                                                   Principal
                                                                                    Amount             Value
German Mark - 33.3%
Deutsche Bundesrepublik
     6%             6/20/16                                              DEM           25,000          $ 16,046
German Unity Fund
     8%             1/21/02                                                            72,000            56,566
                                                                                                         72,612
Italian Lira - 3.3%
Buoni del Tesoro Poliennali
     8.5%            8/1/99                                              ITL       12,000,000             7,171

Japanese Yen - 5.1%
Government of Japan #151
     5%             9/20/02                                              JPY        1,000,000            11,054

Spanish Peseta - 3.5%
Bonos del Estado
     11.45%         8/30/98                                              ESP          450,000             3,898
     10.15%         1/31/06                                                           450,000             3,790
                                                                                                          7,688

Swedish Krone - 2.4%
Government of Sweden
     10.75%         1/23/97                                              SEK           34,000             5,247

Thai Baht - 0.4%
Deutsche Bank
     8.75%          9/19/96                                              THB           20,000               783(B)


Total Long-term Debt Securities
     (Identified Cost - $196,890)                                                                       200,151

                                          WESTERN ASSET TRUST, INC.
                                     INTERNATIONAL SECURITIES PORTFOLIO
                                    PORTFOLIO OF INVESTMENTS - Continued
                                           (Amounts in Thousands)

                                                                                    Principal
                                                                                     Amount           Value
REPURCHASE AGREEMENT - 0.9%
Merrill Lynch Government Securities, Inc.
     5.75% dated 12/29/95, to be repurchased
     at $1,946 on 1/2/96 (Collateral:
     $1,830 Federal National Mortgage
     Association Mortgage-backed securities,
     7.7% due 8/10/04, value $2,042)
     (Identified Cost - $1,945)                                                     $1,945            $  1,945

Total Investments - 92.7%                                                                             $202,096
     (Identified Cost - $198,835)

_________________
(A) Listed by currency denomination.
(B) Private placement.

   See notes to financial statements.

                                      WESTERN ASSET TRUST, INC.
                                 INTERNATIONAL SECURITIES PORTFOLIO
                                 STATEMENT OF ASSETS AND LIABILITIES
                                          December 31, 1995
                                              (Unaudited)

         Assets
Investments at value (Identified Cost - $198,835,272)                         $202,096,470
Receivable for investments sold                                                 19,929,087
Interest receivable                                                              8,108,661
Tax reclaims receivable                                                            306,045
Unrealized appreciation of forward currency contracts                              519,235
Other assets                                                                        11,291
     Total assets                                                              230,970,789

         Liabilities

Payable for investments purchased                                               12,548,812
Accrued expenses                                                                    54,621
Due to adviser and administrator                                                    13,671
Unrealized depreciation of forward currency contracts                              284,831
Total liabilities                                                               12,901,935
     Net assets                                                               $218,068,854

         Analysis of Net Assets

Common stock at par value $.001 per share, authorized
     100,000,000 shares; issued and outstanding
     2,323,647 shares                                                         $      2,324

Accumulated paid-in capital                                                    221,281,800

Distributions in excess of net investment income                                (6,106,484)

Accumulated net realized loss on investments, forward
     currency contracts and currency transactions                                 (557,501)

Unrealized appreciation of investments, forward currency
     contracts and currency transactions                                         3,448,715

Net assets                                                                    $218,068,854

Net asset value, offering price, and redemption price per share                     $93.85

______________
See notes to financial statements.

                                     WESTERN ASSET TRUST, INC.
                                INTERNATIONAL SECURITIES PORTFOLIO
                                      STATEMENT OF OPERATIONS
                            For the Six Months Ended December 31, 1995
                                            (Unaudited)


Investment Income:
     Interest                                                                                 $ 6,176,643

Expenses:
     Advisory fee                                                     $   386,760
     Administrative fee                                                    72,517
     Custodian fee                                                        133,900
     Audit fee                                                             14,200
     Registration fees                                                     12,481
     Directors' fees                                                        7,980
     Organization expense                                                   1,811
     Reports to shareholders                                                  895
     Transfer agent and shareholder servicing expense                         862
     Other expenses                                                         5,103
                                                                          636,509
     Less fees waived                                                    (386,760)
         Total expenses, net of waivers                                                           249,749

Net Investment Income                                                                           5,926,894


Realized and Unrealized Gain (Loss) on Investments, Forward
     Currency Contracts, Futures and Currency Transactions:
     Realized gain                                                     10,937,233
     Unrealized depreciation                                           (2,074,293)

Net Realized and Unrealized Gain                                                                8,862,940

Increase in Net Assets Resulting from Operations                                              $14,789,834

_______________
See notes to financial statements.

                                       WESTERN ASSET TRUST, INC.
                                  INTERNATIONAL SECURITIES PORTFOLIO
                                  STATEMENT OF CHANGES IN NET ASSETS

                                                                          For the                  For the
                                                                     Six Months Ended             Year Ended
                                                                     December 31, 1995           June 30,1995
                                                                       (Unaudited)
Change in Net Assets:
Net investment income                                                $  5,926,894             $  6,812,596
Net realized gain (loss) on investments, forward
     currency contracts and currency transactions                      10,937,233                8,516,464
Unrealized appreciation (depreciation) of
     investments, forward currency contracts
     and currency transactions                                         (2,074,293)               9,080,419
Increase in net assets resulting
     from operations                                                   14,789,834                7,376,551
Distributions to shareholders:
     Net investment income                                            (12,033,378)              (1,207,417)
     Net realized gain                                                    -                          -
     In excess of net investment income                                   -                     (6,818,395)
Increase in net assets from Fund
     share transactions                                                36,978,376               72,176,929

Increase in net assets                                                 39,734,832               71,527,668

Net Assets:
Beginning of period (including overdistributions
     of net investment income of $6,106,484
     and $0, respectively)                                            178,334,022              106,806,354

End of period                                                        $218,068,854             $178,334,022

_______________

 See notes to financial statements.

                                      WESTERN ASSET TRUST, INC.
                                  INTERNATIONAL SECURITIES PORTFOLIO
                                         FINANCIAL HIGHLIGHTS

    Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

                                                  For the Six
                                                 Months Ended           For the Years Ended June 30,
                                                 Dec. 31, 1995    1995             1994               1993(A)
                                                  (Unaudited)
PER SHARE OPERATING
    PERFORMANCE:
Net asset value, beginning of period             $92.10           $93.76           $105.53            $100.00
         Net investment income(B)                  2.79             6.29              6.94               3.21
         Net realized and unrealized gain (loss)
     on investments, forward currency
     contracts and currency transactions(E)        4.38            (1.04)            (7.36)              2.59
Total from investment operations                   7.17             5.25              (.42)              5.80
Distributions to shareholders:
     Net investment income                        (5.42)            (.63)            (8.64)              (.27)
     Net realized capital gain                       -                -              (2.71)               -
     In excess of net investment income              -             (6.28)             -                   -
Total distributions                               (5.42)           (6.91)           (11.35)              (.27)
Net asset value, end of period                   $93.85           $92.10            $93.76            $105.53

Total return                                       7.86%(D)         6.03%            (1.14)%             5.81%(D)

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
     Expenses                                      0.26%(B,C)       0.28%(B)          0.30%(B)           0.45%(B,C)
     Net investment income                         6.13%(B,C)       5.67%(B)          5.53%(B)           6.08%(B,C)

Portfolio turnover rate                          322.49%(C)       355.03%           571.18%            249.94%(C)

Net assets, end of period
     (in thousands)                             $218,069         $178,334          $106,806            $93,288

  (A) Commencement of operations - January 7, 1993
  (B) Net of voluntary waiver of investment advisory fees
  (C) Annualized
  (D) Not annualized
  (E) The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the Fund's aggregate gains and losses because of the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the investment portfolio.

      See notes to financial statements.

                                  WESTERN ASSET TRUST, INC.
                              INTERNATIONAL SECURITIES PORTFOLIO
                                 NOTES TO FINANCIAL STATEMENTS
                                          (Unaudited)

1.  Significant Accounting Policies:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust International Securities Portfolio ("Fund"), a non-diversified, open- end management investment company, is one of the portfolios established by the Corporation.
The Fund was organized on May 16, 1990 and had no operations prior to January 7, 1993, other than those related to organizational matters.

Security Valuation

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity. The difference between cost and market value is reflected separately as unrealized appreciation or depreciation on investments.

Currency Transactions

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

    (i) market value of investment securities, assets and liabilities at the closing daily rate of exchange, and

    (ii) purchases and sales of investment securities, interest income and expenses at the rate of exchange prevailing on the respective date of such transactions.

Dividends to Shareholders

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serves to increase or reduce interest income.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

Deferred Organizational Expense

Deferred organizational expenses of $18,110 are being amortized on a straight-line basis over 5 years beginning on the date operations began.

Federal Income Taxes

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

2.  Financial Instruments:

As part of its investment program, the Fund utilizes forward currency exchange contracts and repurchase agreements. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

Repurchase Agreements

All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

Forward Currency Exchange Contracts

The Fund may enter into foreign forward currency exchange contracts to help manage its currency exposure. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward currency contracts are valued using the forward rate. Outstanding contracts at December 31, 1995 are as follows:


Settlement                                           Contract to                                     Appreciation/
   Date                             Receive                          Deliver                       (Depreciation)
    2/29/96                      USD      3,208,187           AUD            4,300,000             $ 21,378
    2/29/96                      USD      7,379,257           CAD           10,000,000               56,736
    2/29/96                      USD    100,069,979           DEM          143,000,000               77,321
    2/29/96                      USD      4,890,659           DEM            7,000,000               (4,087)
    2/29/96                      USD     23,069,298           DKK          128,000,000              (18,725)
    2/29/96                      USD      7,684,841           ESP          950,000,000              (99,173)
    2/29/96                      USD     10,162,602           FRF           50,000,000              (58,376)
    2/29/96                      USD     18,873,400           GBP           12,200,000              (44,995)
    2/29/96                      USD      6,812,411           ITL       11,000,000,000              (59,475)
    2/29/96                      USD     12,001,200           JPY        1,200,000,000              278,157
    2/29/96                      USD      5,332,115           SEK           35,000,000               85,643
                                                                                                   $234,404

3.  Portfolio Transactions:

Purchases and sales of portfolio securities (excluding short-term and U.S. government securities) for the six months ended December 31, 1995 aggregated $318,381,938 and $269,257,400, respectively.

At December 31, 1995 the cost of securities for federal income tax purposes was $198,835,272. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,672,878 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $411,680.


4.  Fund Share Transactions:

At December 31, 1995, there were 100,000,000 Fund shares authorized at $.001 par value. Transactions in Fund shares were as follows:

                                                    For the Six Months Ended        For the Year Ended
                                                       December 31, 1995               June 30, 1995
                                                   Shares       Amount              Shares        Amount
Sold                                               259,524      $25,000,000         734,420       $66,572,231
Reinvestment of distributions                      128,303       12,033,376          90,500         8,025,808
Repurchased                                           (575)         (55,000)        (27,689)       (2,421,110)
Net increase                                       387,252      $36,978,376         797,231       $72,176,929

5.  Transactions with Affiliates:

The Fund has an administration agreement with Legg Mason Fund Adviser, Inc. ("Administrator"), a corporate affiliate of Legg Mason Wood Walker, Incorporated, ("Legg Mason") a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Administrator provides the Fund with administrative services for which the Fund pays a fee at an annual rate of 0.075% of average daily net assets of the Fund.

Western Asset Management Company ("Adviser"), a corporate affiliate of the Administrator and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.40% of average daily net assets of the Fund. WLO Global Management, a partnership of Western Asset Management International and Lombard Odier International Fixed Income Management ("LOIFIM"), served as subadviser to the Fund until December 31, 1994 and was paid by the Advisor. Beginning January 7, 1993, the Fund's commencement of operations, the Adviser voluntarily agreed to waive its fees. Pursuant to this agreement, advisory fees of $386,760 were waived for the six months ended December 31, 1995.